Document and Entity Information	Jan. 28, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	KELLOGG CO
Entity Address, State or Province	MI
Amendment Flag	false
Entity Central Index Key	0000055067
Document Type	8-K
Document Period End Date	Jan. 28, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-4171
Entity Tax Identification Number	38-0710690
Entity Address, Address Line One	One Kellogg Square
Entity Address, City or Town	Battle Creek
Entity Address, Postal Zip Code	49016-3599
City Area Code	(269)
Local Phone Number	961-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.25 par value per share
Trading Symbol	K
Security Exchange Name	NYSE
A 1.750 Senior Notes Due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.750% Senior Notes due 2021
Trading Symbol	K 21
Security Exchange Name	NYSE
A 0.800 Senior Notes Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.800% Senior Notes due 2022
Trading Symbol	K 22A
Security Exchange Name	NYSE
A 1.000 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2024
Trading Symbol	K 24
Security Exchange Name	NYSE
A 1.250 Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% Senior Notes due 2025
Trading Symbol	K 25
Security Exchange Name	NYSE